Long-Term Debt and Trust Preferred Securities (Table)	12 Months Ended
Dec. 31, 2022
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt by Contractual Maturity [text block table]	Long-Term Debt by Earliest Contractual Maturity in € m. Due in2023 Due in2024 Due in2025 Due in2026 Due in2027 Due after2027 TotalDec 31,2022 TotalDec 31,2021 Senior debt: Bonds and notes: Fixed rate 13,207 10,856 8,893 10,916 9,622 10,491 63,986 63,446 Floating rate 1,419 2,235 3,023 2,398 573 4,921 14,571 18,182 Other 30,528 4,385 451 457 334 5,433 41,588 53,960 Subordinated debt: Bonds and notes: Fixed rate 58 10 2,504 1,946 2,455 2,670 9,644 7,191 Floating rate 1,276 26 190 0 0 0 1,491 1,412 Other 135 25 0 42 20 23 245 293 Total long-term debt 46,622 17,537 15,061 15,761 13,004 23,539 131,525 144,485
Fixed and Floating Rate Trust Preferred Securities [text block table]	Trust Preferred Securities1 in € m. Dec 31, 2022 Dec 31, 2021 Fixed rate 0 0 Floating rate 500 528 Total trust preferred securities 500 528 1 Perpetual instruments, redeemable at specific future dates at the Group’s option.